CONSOLIDATED INCOME STATEMENT - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
CONSOLIDATED INCOME STATEMENT
Interest and similar income	£ 7,574	£ 8,462	£ 8,399
Interest and similar expense	(1,018)	(2,921)	(3,760)
Net interest income	6,556	5,541	4,639
Fee and commission income	1,121	1,328	1,428
Fee and commission expense	(558)	(656)	(694)
Net fee and commission income	563	672	734
Net trading income	(5,211)	6,499	11,789
Insurance premium income	4,244	5,143	4,431
Other operating income	720	1,361	1,547
Other income	316	13,675	18,501
Total income	6,872	19,216	23,140
Insurance claims	1,023	(9,988)	(14,009)
Total income, net of insurance claims	7,895	9,228	9,131
Regulatory provisions	(177)	(2,102)	(793)
Other operating expenses	(4,491)	(4,913)	(4,862)
Total operating expenses	(4,668)	(7,015)	(5,655)
Trading surplus	3,227	2,213	3,476
Impairment	(3,829)	(717)	(579)
(Loss) profit before tax	(602)	1,496	2,897
Tax credit (expense)	621	(715)	(672)
Profit for the period	19	781	2,225
(Loss) profit attributable to ordinary shareholders	(234)	517	1,942
Profit attributable to other equity holders	234	215	251
Profit attributable to equity holders		732	2,193
Profit attributable to non-controlling interests	£ 19	£ 49	£ 32
Basic (loss) earnings per share	£ (0.003)	£ 0.008	£ 0.027
Diluted (loss) earnings per share	£ (0.003)	£ 0.007	£ 0.027